Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per common share
Net income available to common shareholders for basic and diluted net income per common share	$ 7,211,429	$ 2,590,931	$ 2,433,720
Weighted average common shares outstanding - basic	10,809,000	9,864,479	8,767,738
Effect of dilutive securities:
Warrants issued to third party
Weighted average common shares outstanding - diluted	10,809,000	9,864,479	8,767,738
Net income per common share - basic	$ 0.67	$ 0.26	$ 0.28
Net income per common share - diluted	$ 0.67	$ 0.26	$ 0.28